UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 10/31/2014

Item 1 –	Report to Stockholders

OCTOBER 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Summit Cash Reserves Fund   |   of BlackRock Financial Institutions Series Trust

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Shareholder Letter

Dear Shareholder,

The final months of 2013 were generally positive for most risk assets such as equities and high yield bonds even as investors were grappling with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Higher quality bonds and emerging market investments, however, struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data was temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Equity markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance from the Fed that no changes to short-term interest rates were on the horizon.

In the ongoing low-yield environment, income-seeking investors moved into equities, pushing major indices to record levels. However, as stock prices continued to rise, investors became wary of high valuations and began shedding the stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names. The broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure in early 2014.

Volatility ticked up in the middle of the summer. Markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August, allowing markets to rebound briefly amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised concerns that the Fed would increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes stoked increasing volatility in financial markets. Escalating geopolitical risks further fueled the fire. The U.S. renewed its involvement in Iraq and the European Union imposed additional sanctions against Russia, while Scottish voters contemplated separating from the United Kingdom.

U.S. risk assets made a comeback in October while other developed markets continued their descent. This divergence in market performance moved in tandem with economic momentum and central bank policy. As the U.S. economy continued to strengthen, the need for monetary policy accommodation diminished. Meanwhile, economies in other parts of the developed world decelerated and central banks in Europe and Japan implemented aggressive measures to stimulate growth.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended October 31, 2014. U.S. small caps experienced significantly higher volatility than large caps, but nonetheless generated positive returns. International developed market equities broadly declined while emerging markets posted modest gains. Most fixed income assets produced positive results as rates generally fell. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

U.S. financial markets generally outperformed other parts of the world given stronger economic growth and corporate earnings, the continuation of low interest rates and the appeal of relative stability amid rising geopolitical uncertainty.

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of October 31, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.22%	17.27%
U.S. small cap equities (Russell 2000® Index)	4.83	8.06
International equities (MSCI Europe, Australasia, Far East Index)	(4.83)	(0.60)
Emerging market equities (MSCI Emerging Markets Index)	3.74	0.64
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.29	5.21
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.35	4.14
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.54	7.94
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.82

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product grew at a seasonally adjusted rate of 4.6% in the second quarter. The positive momentum continued into autumn, with the unemployment rate falling to 5.8% in October, the lowest level since June of 2008. In the release accompanying its October meeting, the Federal Open Market Committee (“FOMC”) noted, “On balance, a range of labor market indicators suggests that underutilization of labor resources is gradually diminishing.” Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and gradually paring down its monthly asset purchases. Having announced the conclusion of the purchase programs at its October meeting, the FOMC still expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.232%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $138 billion over the first ten months of 2014. After capping its fixed-rate reverse repurchase agreement program (RRP) at $300 billion in September, the Federal Reserve (the “Fed”) announced further testing of the facility in October, with the rate on the RRP varying between 3 and 10 basis points in the coming months. The Fed also announced that an additional $300 billion in collateral will become available to facility participants in December through term repo operations that will mature at the turn of the year. This announcement was well-received by money market participants as the term facility will provide a new source of eligible investments near year-end, which is typically a period of severe transitory declines of supply.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed unwound its asset purchase programs, money market participants became increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to satisfy seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Fund Information as of October 31, 2014

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

	7-Day SEC Yields	7-Day Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	49%
Certificates of Deposit	31
Repurchase Agreements	6
Municipal Bonds	5
U.S. Treasury Obligations	4
U.S. Government Sponsored Agency Obligations	3
Time Deposits	2
Corporate Notes	1
Liabilities in Excess of Other Assets	(1)
Total	100%

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%
Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	62%
Repurchase Agreements	38
Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2014 and held through October 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class, if applicable, under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Summit
Cash Reserves Fund
Investor A	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Investor B	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Ready Assets U.S. Treasury Money Fund	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Ready Assets U.S.A. Government Money Fund	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
[1]	For each Fund, and each share class, if applicable, expenses are equal to the annualized net expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
6	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.4%
Citibank NA:
0.23%, 11/07/14	$1,000	$1,000,000
0.24%, 11/21/14	500	500,000
Wells Fargo Bank NA, 0.22%, 11/26/14 (a)	500	500,000
		2,000,000
Yankee (b) — 27.1%
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (a)	500	500,000
Bank of Montreal, Chicago:
0.18%, 12/08/14	250	250,000
0.19%, 12/08/14 (a)	350	350,000
0.20%, 3/10/15 (a)	500	500,000
0.24%, 4/06/15	350	350,000
0.23%, 4/09/15 (a)	250	250,000
Bank of Nova Scotia, Houston (a):
0.22%, 12/01/14	500	500,000
0.23%, 5/08/15	500	500,000
0.25%, 8/04/15	250	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 2/25/15	250	250,000
BNP Paribas SA, NY, 0.30%, 2/04/15	500	500,000
Canadian Imperial Bank of Commerce, NY, 0.22%, 6/17/15 (a)	500	500,000
Credit Agricole Corp., NY, 0.26%, 11/03/14	500	500,000
Credit Industriel et Commercial, NY:
0.32%, 11/03/14	250	250,000
0.30%, 1/08/15	250	250,000
0.30%, 4/16/15	500	500,000
Credit Suisse, NY, 0.30%, 11/14/14	500	500,000
National Bank of Canada, NY:
0.26%, 12/19/14	250	250,000
0.24%, 4/20/15 (a)	500	500,000
0.27%, 7/24/15 (a)	350	350,000
Natixis, NY, 0.25%, 2/02/15	250	250,000
Nordea Bank Finland PLC, NY, 0.24%, 2/17/15	250	250,000
Rabobank Nederland NV, NY:
0.35%, 1/12/15	500	500,000
0.28%, 2/03/15 (a)	1,000	1,000,000
Royal Bank of Canada, NY (a):
0.26%, 2/04/15	500	500,000
0.24%, 10/14/15	500	500,000
Societe Generale, NY, 0.25%, 2/02/15	500	500,000
State Street Bank & Trust (a):
0.28%, 10/01/15	500	500,000
0.28%, 10/23/15	750	750,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 12/11/14	500	500,000
0.20%, 1/07/15	500	500,000
Toronto-Dominion Bank, NY, 0.25%, 9/04/15 (a)	250	250,000
UBS AG, Stamford, 0.24%, 3/05/15 (a)	500	500,000
Wells Fargo Bank NA, 0.26%, 2/17/15 (a)	750	750,000
Westpac Banking Corp., 0.24%, 10/30/15 (a)	750	750,000
		15,800,000
Total Certificates of Deposit — 30.5%		17,800,000
Commercial Paper — 49.4%	Par (000)	Value
ANZ New Zealand International Ltd., 0.24%, 6/04/15 (a)	$500	$500,000
Bank of Nova Scotia, Houston, 0.27%, 5/15/15 (c)	250	249,634
Barton Capital Corp., 0.07%, 11/03/14 (c)	1,518	1,517,994
Bedford Row Funding Corp.:
0.30%, 11/25/14 (c)	250	249,950
0.26%, 3/12/15 (a)	500	500,000
BPCE, 0.23%, 11/03/14 (c)	250	249,997
Charta LLC (c):
0.18%, 11/10/14	250	249,989
0.17%, 12/04/14	250	249,961
0.24%, 12/10/14	500	499,870
0.25%, 2/04/15	1,000	999,340
Collateralized Commercial Paper Co. LLC (c):
0.30%, 2/09/15	450	449,625
0.30%, 3/16/15	500	499,438
0.40%, 7/07/15	500	498,622
Commonwealth Bank of Australia (a):
0.24%, 11/20/14	250	250,000
0.23%, 3/23/15 (d)	500	500,000
1.13%, 3/30/15 (d)	500	501,900
0.24%, 5/20/15	500	500,000
0.24%, 10/21/15 (d)	500	500,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (c)	300	299,750
Credit Suisse, NY, 0.30%, 11/25/14 (c)	500	499,902
DNB Bank ASA, 0.24%, 3/02/15 (c)	2,000	1,998,420
Fairway Finance Co. LLC, 0.22%, 2/06/15 (c)(d)	250	249,852
Fairway Finance Corp., 0.19%, 4/24/15 (a)	250	250,000
Fortis Funding LLC, 0.06%, 11/03/14 (c)	1,500	1,499,995
General Electric Capital Corp., 0.24%, 6/11/15 (c)	500	499,260
HSBC Bank PLC (a):
0.24%, 10/16/15	500	500,000
0.24%, 10/23/15 (d)	500	500,000
ING (U.S.) Funding LLC, 0.25%, 12/05/14 (c)	500	499,882
Mizuho Funding LLC (c):
0.19%, 1/05/15	500	499,828
0.22%, 3/16/15	500	499,587
National Australia Funding, 0.25%, 8/27/15 (a)	500	500,000
Natixis, NY, 0.10%, 11/04/14 (c)	1,500	1,499,987
Nederlandse Waterschapsbank NV (a):
0.23%, 11/03/14	450	450,000
0.24%, 10/01/15	500	500,000
Nordea Bank AB (c):
0.18%, 1/05/15	500	499,837
0.21%, 1/27/15	750	749,619
0.22%, 3/09/15	250	249,809
0.22%, 4/16/15 (d)	250	249,741
NRW. BANK, 0.05%, 11/07/14 (c)	1,000	999,992
Salisbury Receivables Co., 0.20%, 12/02/14 (c)	250	249,957
Skandinaviska Enskilda Banken AB (c):
0.24%, 11/07/14	825	824,967
0.26%, 3/11/15	250	249,770
0.26%, 4/10/15	500	499,433
0.26%, 4/20/15	250	249,699
Starbird Funding Corp., 0.05%, 11/03/14 (c)	1,030	1,029,997
Sumitomo Mitsui Banking Corp., 0.25%, 4/20/15 (c)	500	499,410

Portfolio Abbreviations

AMT COP FLOATS	Alternative Minimum Tax (subject to) Certificates of Participation Floating Rate Securities	GO LOC M/F	General Obligation Bonds Letter of Credit Multi-Family	MRB RB VRDN	Mortgage Revenue Bonds Revenue Bonds Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Commercial Paper — 49.4%	Par (000)	Value
Sumitomo Trust & Banking Co. Ltd., 0.25%, 4/22/15 (c)	$500	$499,403
Thunder Bay Funding LLC, 0.22%, 2/06/15 (c)	500	499,704
Victory Receivables Corp., 0.16%, 1/05/15 (c)	1,000	999,711
Westpac Banking Corp., 0.30%, 1/02/15 (c)	250	249,871
Westpac Securities NZ, Ltd., 0.22%, 1/12/15 (c)(d)	500	499,780
Total Commercial Paper — 49.4%		28,813,483

Corporate Notes — 0.9%
Svenska Handelsbanken AB, 0.28%, 4/15/15 (a)(d)	500	500,000

Municipal Bonds (e)(f) — 5.0%
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Agreement), 0.20%, 11/01/41 (d)	700	700,000
City of New York New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.05%, 8/01/31	1,000	1,000,000
New York City Industrial Development Agency, RB, FLOATS, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.03%, 7/01/36	340	340,000
Rhode Island Housing & Mortgage Finance Corp., MRB, FLOATS, VRDN, M/F Housing, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.05%, 3/01/40	900	900,000
Total Municipal Bonds — 5.0%		2,940,000

Time Deposits — 1.7%
ING Bank NV, Amsterdam, 0.10%, 11/05/14	1,000	1,000,000

U.S. Government Sponsored Agency Obligations — 3.0%
Federal Home Loan Bank (c)
0.00%, 11/26/14	250	249,997
0.00%, 11/28/14	1500	1,499,975
Total U.S. Government sponsored Agency Obligations — 3.0%		1,749,972

U.S. Treasury Obligations
U.S. Treasury Bills (c):
0.01%, 12/26/14	250	249,996
0.04%, 3/05/15	250	249,965
0.03%, 3/26/15	500	499,940
0.13%, 9/17/15	250	249,717
U.S. Treasury Notes, 0.07%, 10/31/16 (a)	1,000	1,000,000
Total U.S. Treasury Obligations — 3.9%		2,249,618
Repurchase Agreements — 6.1%	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 11/03/14 (Purchased on 10/17/14 to be repurchased at $1,222,667, collateralized by a various Corporate Debt/Obligation, 5.00%, due 11/25/53, original par and fair value of $1,695,000 and 1,443,575, respectively)	$1,200	$1,200,000
Total Value of Credit Suisse Securities (USA) LLC, (collateral value of 1,443,575)		1,200,000
Mizuho Securities USA, Inc., 0.11%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $1,000,917, collateralized by various U.S. Government Sponsored Agency Obligations, 5.92% - 5.95%, due 08/25/42 – 9/15/42, original par and fair value of $9,403,671 and $1,070,000, respectively)	1,000	1,000,000
Mizuho Securities USA, Inc., 1.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $605,650, collateralized by a U.S. Government Sponsored Agency Obligation and a Corporate Debt/Obligation, 1.34% - 5.92%, due 2/25/35 – 8/25/42 original par and fair value of $8,846,867 and $642,046, respectively) (e)	600	600,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,712,046)		1,600,000
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $275,000, collateralized by various Corporate Debt/Obligations, 5.65%, due 6/15/35, original par and fair value of $214,550 and $262,501, respectively	250	250,000
Wells Fargo Securities, LLC, 0.46%, 1/12/15 (Purchased on 10/14/14 to be repurchased at $557,500, collateralized by various Corporate Debt/Obligations, 3.10% - 5.65%, due 8/15/21 – 6/15/35, original par and fair value of $437,466 and $525,000, respectively)	500	500,000
Total Value of Wells Fargo Securities, LLC (collateral value of $787,501)		750,000
Total Repurchase Agreements — 6.1%		3,550,000
Total Investments (Cost — $58,603,073*) — 100.5%		58,603,073
Liabilities in Excess of Other Assets — (0.5)%		(265,547)
Net Assets — 100.0%		$58,337,526

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Zero-coupon bond.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$55,053,073	—	$55,053,073
Repurchase Agreements	—	3,550,000	—	3,550,000
Total	—	$58,603,073	—	$58,603,073
[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	9

Schedule of Investments October 31, 2014 (Unaudited)	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.01% - 0.03%, 11/06/14	$11,869	$11,868,968
0.01% - 0.03%, 11/13/14	51,000	50,999,754
0.00% - 0.03%, 11/20/14	24,875	24,874,805
0.02%, 11/28/14	5,000	4,999,925
0.01%, 12/26/14	5,584	5,583,953
0.01% - 0.02%, 1/02/15	5,163	5,162,888
0.02% - 0.03%, 1/08/15	18,475	18,474,308
0.02%, 1/22/15	11,000	10,999,510
0.02%, 1/29/15	10,000	9,999,505
0.06%, 2/05/15	3,000	2,999,540
0.05%, 2/26/15	5,000	4,999,187
0.05%, 3/12/15	12,000	11,997,817
0.05%, 3/19/15	8,000	7,998,528
0.05%, 3/26/15	5,000	4,999,094

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.38%, 11/15/14	$1,485	$1,485,171
0.25%, 11/30/14	1,885	1,885,274
0.25% - 2.25%, 1/31/15	3,000	3,006,529
0.25%, 2/28/15	2,055	2,056,343
0.07%, 1/31/16 (b)	2,101	2,100,395
0.09%, 4/30/16 (b)	3,939	3,939,006
0.09%, 7/31/16 (b)	3,674	3,675,484
0.08%, 10/31/16 (b)	1,770	1,770,038
Total U.S. Treasury Obligations — 100.0%		195,876,022
Total Investments (Cost — $195,876,022*) — 100.0%		195,876,022
Other Assets Less Liabilities — 0.0%		62,879
Net Assets — 100.0%		$195,938,901

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment] and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$195,876,022	—	$195,876,022

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $432,160 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Schedule of Investments October 31, 2014 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.05%, 11/06/14	$3,000	$2,999,981
0.03%, 11/13/14	5,010	5,009,952
0.06%, 11/28/14	2,000	1,999,917
0.06%, 1/08/15	3,000	2,999,646
0.06%, 1/22/15	3,000	2,999,602
0.05%, 2/19/15	2,000	1,999,676
0.05%, 2/26/15	1,000	999,846
0.05%, 3/12/15	1,000	999,818
0.05%, 3/19/15	3,000	2,999,454
0.04% - 0.13%, 4/02/15	5,800	5,798,769
0.04%, 4/16/15	5,000	4,999,078
0.06%, 4/30/15	1,500	1,499,588
U.S. Treasury Notes:
0.38% - 0.38%, 11/15/14	1,332	1,332,141
0.25%, 11/30/14	490	490,055
0.25%, 1/15/15	950	950,239
0.25% - 2.25%, 1/31/15	1,503	1,506,115
0.25%, 2/28/15	795	795,520
0.07%, 1/31/16 (b)	815	814,752
0.09%, 4/30/16 (b)	1,487	1,487,002
0.09%, 7/31/16 (b)	766	766,199
0.08%, 10/31/16 (b)	724	724,015
Total U.S. Treasury Obligations — 61.8%		44,171,365

Repurchase Agreements — 38.5%
Barclays Capital, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $2,000,013, collateralized by a U.S. Treasury Obligation, 0.00%, due 1/15/15, original par and fair value of $2,040,100 and $2,040,039 respectively)	2,000	2,000,000
Total Value of Barclays Capital, Inc. (collateral value of $2,040,039)		2,000,000
BNP Paribas Securities Corp., 0.11%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $2,000,018, collateralized by various U.S. Treasury Obligations, 1.00% - 2.13%, due 9/30/16 – 2/15/41, original par and fair value of $1,650,300 and $2,040,041 respectively)	2,000	2,000,000
BNP Paribas Securities Corp., 0.07%, 11/07/14 (Purchased on 10/31/14 to be repurchased at $1,600,022, collateralized by various U.S. Treasury Obligations, 0.00% - 2.38%, due 11/15/14 – 2/15/44 original par and fair value of $2,741,755 and $1,632,069 respectively)	1,600	1,600,000
Total Value of BNP Paribas Securities Corp. (collateral value of $3,672,110)		3,600,000
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.06%, 11/04/14 (Purchased on 10/28/14 to be repurchased at $1,000,012, collateralized by a U.S. Treasury Obligation, 0.38%, due 10/31/16, original par and fair value of $1,022,300 and $1,020,061 respectively)	$1,000	$1,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,020,061)		1,000,000
Credit Suisse Securities (USA) LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $3,000,023, collateralized by a U.S. Treasury Obligation, 0.13%, due 7/15/22, original par and fair value of $3,000,000 and $3,064,945, respectively)	3,000	3,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $3,064,945)		3,000,000
HSBC Securities (USA), Inc., 0.08%, 11/03/14 (Purchased on 01/27/14 to be repurchased at $4,002,489, collateralized by a U.S. Treasury Obligation, 3.88%, due 8/15/40 original par and fair value of $3,480,000 and $4,085,687, respectively)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $4,085,687)		4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $2,000,017, collateralized by a U.S. Treasury Obligation, 0.00%, due 08/15/31, original par and fair value of $3,348,050 and $2,040,000 respectively)	2,000	2,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $2,040,000)		2,000,000
SG Americas Securities LLC, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $11,919,079, collateralized by a U.S. Treasury Obligation, 0.13%, due 04/15/18 original par and fair value of $11,671,200 and $12,157,431, respectively)	11,919	11,919,000
Total Value of SG Americas Securities LLC (collateral value of $12,157,431)		11,919,000
Total Repurchase Agreements — 38.5%		27,519,000
Total Investments (Cost — $71,690,365*) — 100.4%		$71,690,365
Liabilities in Excess of Other Assets — (0.4)%		(252,833)
Net Assets — 100.0%		$71,437,532

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	11

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$44,171,365	—	$44,171,365
Repurchase Agreements	—	27,519,000	—	27,519,000
Total	—	$71,690,365	—	$71,690,365

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $224,078 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Statements of Assets and Liabilities

October 31, 2014 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Assets
Investments at value — unaffiliated[1]	$55,053,073	$195,876,022	$44,171,365
Repurchase agreements at value[2]	3,550,000	—	27,519,000
Cash	63	432,160	224,078
Capital shares sold receivable	113,842	589,136	274,082
Interest receivable	11,834	13,266	7,662
Receivable from Manager	5,291	11,995	15,069
Prepaid expenses	27,203	16,611	16,398
Total assets	58,761,306	196,939,190	72,227,654

Liabilities
Capital shares redeemed payable	364,429	622,316	491,286
Investments purchased payable	—	315,035	224,015
Officer’s and Trustees’ fees payable	1,372	2,081	1,549
Other affiliates payable	238	663	324
Other accrued expenses payable	57,741	60,194	72,948
Total liabilities	423,780	1,000,289	790,122
Net Assets	$58,337,526	$195,938,901	$71,437,532

Net Assets Consist of
Paid-in capital	$58,335,157	$195,934,191	$71,435,975
Undistributed net investment income	10	24	20
Accumulated net realized gain	2,359	4,686	1,537
Net Assets	$58,337,526	$195,938,901	$71,437,532

Net Asset Value
Investor A — Based on net assets of $45,178,024 and 45,175,912 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—
Investor B — Based on net assets of $13,159,502 and 13,158,886 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—
Based on net assets of $195,938,901 and 195,934,191 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	$1.00	—
Based on net assets of $71,437,532 and 71,435,975 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	—	$1.00
[1] Investments at cost — unaffiliated	$55,053,073	$195,876,022	$44,171,365
[2] Repurchase agreements at cost	$3,550,000	—	$27,519,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	13

Statements of Operations

Six Months Ended October 31, 2014 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Investment Income
Income	$61,741	$38,210	$22,654

Expenses
Investment advisory	141,591	491,104	170,200
Service and distribution	—	122,763	47,280
Distribution — Investor B	47,091	—	—
Transfer agent — Investor A	16,438	—	—
Transfer agent — Investor B	6,497	—	—
Professional	33,488	27,140	28,612
Transfer agent	—	21,252	26,772
Registration	20,841	17,470	15,817
Printing	6,716	9,568	8,648
Accounting services	4,416	8,924	4,876
Custodian	10,212	5,244	15,732
Officer’s and Trustees’	2,392	4,324	2,576
Miscellaneous	11,341	6,084	8,484
Total expenses	301,023	713,873	328,997
Less fees waived by Manager	(141,591)	(491,104)	(170,200)
Less service and distribution fees waived	—	(122,763)	(47,280)
Less distribution fees reimbursed — Investor B	(47,091)	—	—
Less other expenses reimbursed by Manager	(27,679)	(61,832)	(88,877)
Transfer agent fees waived and/or reimbursed — Investor A	(16,438)	—	—
Transfer agent fees waived and/or reimbursed — Investor B	(6,497)	—	—
Total expenses after fees waived and/or reimbursed	61,727	38,174	22,640
Net investment income	14	36	14

Realized Gain
Net realized gain from investments	1,532	1,532	601
Net Increase in Net Assets Resulting from Operations	$1,546	$1,568	$615

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$14	$29
Net realized gain	1,532	2,286
Net increase in net assets resulting from operations	1,546	2,315

Distributions to Shareholders From[1]
Net investment income:
Investor A	(11)	(23)
Investor B	(3)	(7)
Net realized gain:
Investor A	—	(2,400)
Investor B	—	(781)
Decrease in net assets resulting from distributions to shareholders	(14)	(3,211)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,261,881)	741,908

Net Assets
Total increase (decrease) in net assets	(1,260,349)	741,012
Beginning of period	59,597,875	58,856,863
End of period	$58,337,526	$59,597,875
Undistributed net investment income, end of period	$10	$10
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.
[2]	Includes low balance fees received by the Fund. Not including these fees, the net increase in capital shares was $741,589.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	15

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund		Ready Assets U.S.A. Government Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$36	$87	$14	$32
Net realized gain	1,532	10,912	601	6,427
Net increase in net assets resulting from operations	1,568	10,999	615	6,459

Distributions to Shareholders From[1]
Net investment income	(36)	(86)	(14)	(34)
Net realized gain	—	(21,239)	—	(10,042)
Decrease in net assets resulting from distributions to shareholders	(36)	(21,325)	(14)	(10,076)

Capital Share Transactions
Proceeds from shares sold	27,908,162	72,908,887	78,888,911	228,929,263
Reinvestment of distributions	11	21,265	—	10,047
Cost of shares redeemed	(37,988,524)	(130,578,312)	(86,025,807)	(246,229,727)
Net decrease in net assets derived from capital share transactions	(10,080,351)	(57,648,160)	(7,136,896)	(17,290,417)

Net Assets
Total decrease in net assets	(10,078,819)	(57,658,486)	(7,136,295)	(17,294,034)
Beginning of period	206,017,720	263,676,206	78,573,827	95,867,861
End of period	$195,938,901	$206,017,720	$71,437,532	$78,573,827
Undistributed net investment income, end of period	$24	$24	$20	$20
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor A

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized and unrealized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]
Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0001	0.0003
Distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0000)[2,3]
Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0003)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.89%	[6]	0.84%	0.86%	0.85%	0.92%	0.90%
Total expenses after fees waived and/or reimbursed	0.22%	[6]	0.23%	0.30%	0.27%	0.40%	0.48%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$45,178		$45,675	$44,976	$48,172	$41,160	$47,903
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	17

Financial Highlights (concluded)	BlackRock Summit Cash Reserves Fund

	Investor B

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized and unrealized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]
Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0001	0.0003
Distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0000)[2,3]
Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0003)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	1.67%	[6]	1.62%	1.63%	1.61%	1.72%	1.66%
Total expenses after fees waived and/or reimbursed	0.22%	[6]	0.23%	0.30%	0.27%	0.41%	0.50%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$13,160		$13,923	$13,881	$18,862	$14,546	$22,642
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000 [1]
Net increase from investment operations	(0.0000)		0.0001	0.0000	0.0000		0.0000		0.0000
Distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]		(0.0000)[2,3]		(0.0003)[3]
Net realized gain	—		(0.0001)[3]	(0.0000)[2,3]	—		—		—
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)		(0.0000)		(0.0003)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.00%		0.00%		0.03%

Ratios to Average Net Assets
Total expenses	0.73%	[6]	0.71%	0.69%	0.71%		0.72%		0.71%
Total expenses after fees waived and/or reimbursed	0.04%	[6]	0.06%	0.10%	0.04%		0.16%		0.19%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$195,939		$206,018	$263,676	$364,156		$275,607		$409,720
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	19

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000		0.0000		0.0000
Distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]		(0.0000)[2,3]		(0.0001)[3]
Net realized gain	—		(0.0001)[3]	(0.0000)[2,3]	—		—		—
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)		(0.0000)		(0.0001)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.00%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.87%	[6]	0.84%	0.84%	0.82%		0.93%		0.91%
Total expenses after fees waived and/or reimbursed	0.06%	[6]	0.07%	0.17%	0.11%		0.19%		0.22%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$71,438		$78,574	$95,868	$84,808		$69,011		$109,425
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Summit Cash Reserves Fund (“Summit Cash”) of BlackRock Financial Institutions Series Trust (the “Trust”), Ready Assets U.S. Treasury Money Fund (“U.S. Treasury”) and Ready Assets U.S.A Government Money Fund (“U.S.A. Government”) (each a “Fund” and collectively the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds are organized as Massachusetts business trusts. The Investor A and Investor B Shares of Summit Cash have equal voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds’ would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to Summit Cash and other shared expenses prorated to Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Summit Cash and U.S.A. Government may enter into repurchase agreements. In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	21

Notes to Financial Statements (continued)

In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

U.S. Treasury, U.S.A. Government and the Trust, on behalf of Summit Cash, each entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Summit Cash	0.50%
U.S. Treasury	0.50%
U.S.A. Government	0.45%

For U.S. Treasury, the Manager voluntarily agreed to waive 0.35% of its investment advisory fee, resulting in an annual fee of 0.15% of the average daily net assets of the Fund. The Manager may discontinue or reduce this waiver at any time without notice. For the six months ended October 31, 2014, the Manager waived $343,773 pursuant to this agreement, which is included in fees waived by Manager in the Statements of Operations.

For the six months ended October 31, 2014, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Summit Cash	$368
U.S. Treasury	$1,104
U.S.A. Government	$460

U.S. Treasury and U.S.A. Government each entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor B Shares with BRIL. Pursuant to the Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

Summit Cash-Investor B	0.750%
U.S. Treasury	0.125%
U.S.A. Government	0.125%

The Manager maintains a call center, which is responsible for providing certain shareholder services to Summit Cash, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended October 31, 2014, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Investor A	$184
Investor B	$25
22	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Notes to Financial Statements (continued)

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, or service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust, U.S. Treasury and U.S.A. Government are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the applicable Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

6. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Funds’ operations and return potential.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	23

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class of Summit Cash were as follows:

	Six Months Ended October 31, 2014	Year Ended April 30, 2014
Investor A
Shares sold	7,123,798	47,812,105
Shares issued in reinvestment of distributions	—	122
Shares redeemed	(7,621,694)	(47,113,118)
Net increase (decrease)	(497,896)	699,109

Investor B
Shares sold	5,215,464	14,325,616
Shares issued in reinvestment of distributions	—	48
Shares redeemed	(5,979,449)	(14,283,184)
Net increase (decrease)	(763,985)	42,480
Total Net Increase (Decrease)	(1,261,881)	741,589

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Financial Institutions Series Trust (the “Trust”) met in person on April 24, 2014 and May 28-30, 2014 to consider the approval of the Trust’s investment advisory agreement (the “Financial Institutions Series Trust Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), its investment advisor, with respect to BlackRock Summit Cash Reserves Fund, a series of the Trust (“Summit Cash Reserves Fund”).

The Board of Trustees of Ready Assets U.S.A. Government Money Fund (“U.S.A. Government Money Fund”) met in person on April 24, 2014 and May 28-30, 2014 to consider the approval of U.S.A. Government Money Fund’s investment advisory agreement (the “U.S.A. Government Money Fund Agreement”) with the Manager, its investment advisor.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S. Treasury Money Fund”) met in person on April 24, 2014 and May 28-30, 2014 to consider the approval of U.S. Treasury Money Fund’s investment advisory agreement (the “U.S. Treasury Money Fund Agreement”) with the Manager, its investment advisor.

The Trust (with respect to Summit Cash Reserves Fund), U.S.A. Government Money Fund and U.S. Treasury Money Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Financial Institutions Series Trust Agreement, the U.S.A. Government Money Fund Agreement and the U.S. Treasury Money Fund Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity, the Board of Trustees of the Trust, the Board of Trustees of U.S.A. Government Money Fund and the Board of Trustees of U.S. Treasury Money Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and the meetings held on April 24, 2014 are referred to as the “April Meeting” and the meetings held on May 28-30, 2014 are referred to as the “May Meeting.”

Activities and Composition of the Boards

Each Board consists of fifteen individuals, thirteen of whom are not “interested persons” of any Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the pertinent Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the pertinent Agreement on an annual basis. The Boards have four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the pertinent Agreements. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Boards, acting directly and through their committees, consider at each of their meetings, and from time to time as appropriate, factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Boards have engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Boards in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	25

Disclosure of Investment Advisory Agreements (continued)

party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Boards further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Trust, the Board of U.S.A. Government Money Fund and the Board of U.S. Treasury Money Fund, in each case including all the Independent Board Members, approved the continuation of the relevant Agreement between the Manager and the pertinent Fund for a one-year term ending June 30, 2015. In approving the continuation of the pertinent Agreement, each Board considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares and securities lending, services related to the valuation and pricing of the portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Boards in

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
26	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreements (continued)

their consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of the applicable Fund. In preparation for the April Meeting, the Boards worked with their independent legal counsel, BlackRock and Lipper to develop a template for, and were provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to other funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds and periodically meet with Lipper representatives to review its methodology. Each Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.

Each Board reviewed the applicable Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board of U.S. Treasury Money Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, third and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board of the Trust noted that for each of the one-, three- and five-year periods reported, Summit Cash Reserves Fund ranked in the third quartile against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board of U.S.A. Government Money Fund noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the fourth quartile against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Boards believe that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While each Board reviews the pertinent Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Boards’ view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition. Each Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Boards reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	27

Disclosure of Investment Advisory Agreements (concluded)

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. Each Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by that Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board of U.S.A. Government Money Fund noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board of U.S. Treasury Money Fund noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board of the Trust noted that Summit Cash Reserve Fund’s contractual management fee rate ranked in the third quartile, and that the Fund’s actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers.

Each Board reviewed the pertinent Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Boards additionally noted that, to enable the pertinent Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. Each Board also considered the extent to which the applicable Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Trust, including all the Independent Board Members, approved the continuation of the Financial Institutions Series Trust Agreement between the Manager and the Trust, with respect to Summit Cash Reserves Fund, for a one-year term ending June 30, 2015. The Board of U.S.A. Government Money Fund, including all the Independent Board Members, approved the continuation of the U.S.A. Government Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2015. The Board of U.S. Treasury Money Fund, including all the Independent Board Members, approved the continuation of the U.S. Treasury Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, each Board, including the Independent Board Members, was satisfied that the terms of the applicable Agreement were fair and reasonable and in the best interest of the applicable Fund and its shareholders. In arriving at a decision to approve the applicable Agreement, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the pertinent Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, President1 and Trustee
David O. Beim, Trustee
Frank J. Fabozzi, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Ian A. MacKinnon, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, President2 and Chief Executive Officer3
Richard Hoerner, CFA, Vice President
Jennifer McGovern, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer and
     Anti-Money Laundering Officer
Benjamin Archibald, Secretary

[1]	President of the Trust.
[2]	President of the Funds.
[3]	Chief Executive Officer of the Trust/Funds.
Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust/Funds and Jennifer McGovern became a Vice President of the Trust/Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agents BNY Mellon Investment Servicing (US) Inc.[4] Wilmington, DE 19809 Financial Data Services, Inc.[5] Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Custodian The Bank of New York Mellon New York, NY 10286	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

[4]	For BlackRock Summit Cash Reserves Fund.
[5]	For Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.
SEMI-ANNUAL REPORT	OCTOBER 31, 2014	29

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website (http://www.blackrock.com/ moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, for Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund please call the Transfer Agent at (800) 221-7210 or for BlackRock Summit Cash Reserves Fund please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

30	SEMI-ANNUAL REPORT	OCTOBER 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	OCTOBER 31, 2014	31

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-10/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 2, 2015

3